Fair Value Measurements - Schedule of Fair Value is Determined at Each Measurement (Details) - Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Risk free interest rate [Member] | Change of Control Warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants			0.0537
Risk free interest rate [Member] | Conversion warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants			0.0366
Risk free interest rate [Member] | Conversion warrants [Member] | Minimum [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		3.66
Risk free interest rate [Member] | Conversion warrants [Member] | Maximum [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		3.94
Risk free interest rate [Member] | Financing warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants	0.0372	0.036
Risk free interest rate [Member] | Financing warrants [Member] | Minimum [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		3.6
Risk free interest rate [Member] | Financing warrants [Member] | Maximum [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		4.28
Expected volatility [Member] | Change of Control Warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants			0.70
Expected volatility [Member] | Conversion warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		0.70	0.65
Expected volatility [Member] | Financing warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants	0.60	0.70
Expected volatility [Member] | Financing warrants [Member] | Minimum [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		60
Expected volatility [Member] | Financing warrants [Member] | Maximum [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		70
Expected term [Member] | Change of Control Warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants			1
Expected term [Member] | Conversion warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		2	2
Expected term [Member] | Financing warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants	0.5	2
Exercise Price of Warrant [Member] | Change of Control Warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants			0.01
Exercise Price of Warrant [Member] | Conversion warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		0.01	0.01
Exercise Price of Warrant [Member] | Financing warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants	0.01	0.01
Common stock fair value per share [Member] | Change of Control Warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants			1.42
Common stock fair value per share [Member] | Conversion warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		1.08	1.08
Common stock fair value per share [Member] | Financing warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants	3.86	1.84
Common stock fair value per share [Member] | Financing warrants [Member] | Minimum [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		1.08
Common stock fair value per share [Member] | Financing warrants [Member] | Maximum [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		1.84
Probability of qualifying financing event [Member] | Conversion warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants			0.50
Probability of qualifying financing event [Member] | Conversion warrants [Member] | Minimum [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		0.40
Probability of qualifying financing event [Member] | Conversion warrants [Member] | Maximum [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		100
Probability of qualifying financing event [Member] | Financing warrants [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants
Probability of qualifying financing event [Member] | Financing warrants [Member] | Minimum [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		0.40
Probability of qualifying financing event [Member] | Financing warrants [Member] | Maximum [Member]
Schedule of Fair Value is Determined at Each Measurement [Line Items]
Fair value measurements of warrants		100